12. Trade receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	$ 5,678,857	$ 3,901,060
Sales of electricity - Billed
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	2,952,780	2,522,265
Sales of electricity - Unbilled
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	29,826,777	1,582,591
Framework Agreement
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	156,412	10,938
Fee payable for the expansion of the transportation and others
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	22,994	22,397
Receivables in litigation
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	22,847	22,551
Allowance for the impairment of trade receivables
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	$ (458,853)	$ (259,682)